REGISTRATION NO. ..................
                                             REGISTRATION NO. ..................
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.......
                        Post-Effective Amendment No......

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. .....

                                  ICON Funds
               (Exact Name Of Registrant As Specified In Charter)

            1793 KINGSWOOD DRIVE, SUITE 200, SOUTHLAKE, TEXAS 76092
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (817) 431-2197

                             Kenneth Trumpfheller
            1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                     (Name and Address of Agent for Service)

                                  With copy to:
                        Charles W. Lutter, Jr., Attorney
                   103 Canyon Oaks, San Antonio, TX 78232-1305

APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become  effective:

/ / immediately  upon filing pursuant to paragraph (b)

/ / on (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1)

/ / 75 days after filing  pursuant to paragraph (a)(2)

/ / on (date) pursuant to paragraph (a)(2) of Rule 485

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

EXHIBIT INDEX ON PAGE .......

================================================================================
                                   ICON FUNDS

                              CROSS REFERENCE SHEET
                                    FORM N-1A
                                   ICON FUNDS

                              CROSS REFERENCE SHEET
                                    FORM N-1A

ITEM                            SECTION IN PROSPECTUS
----                            ---------------------

1............................... Cover Page
2............................... Summary of Fund Expenses
3............................... None
4............................... The Trust, Investment Objective and Strategies,
                                 Investment Policies and Techniques and Risk Considerations
5............................... Management of the Fund
5A.............................. None
6............................... Cover Page, Dividends and Distributions, Taxes,
                                 The Trust
7............................... How  to  Invest  in  the   Fund,   Share  Price
                                 Calculation
8............................... How to Redeem Shares
9............................... None


ITEM                             SECTION IN STATEMENT OF ADDITIONAL INFORMATION
----                             ----------------------------------------------

10.............................. Cover Page
11.............................. Table of Contents
12.............................. Description of the Trust
13.............................. Investment Restrictions, Additional Information
                                 About Fund Investments and Risk Considerations
14.............................. Trustees and Officers
15.............................. Administratrive    Services,   The   Investment
                                 Adviser
16.............................. The  Investment  Adviser,  Custodian,  Transfer
                                 Agent, Independent Accountants and Counsel, Administrative Services
17.............................. Portfolio Transactions
18.............................. Description of the Trust
19.............................. Determination of Share Price
20.............................. Tax Status
21.............................. Distributor
22.............................. Calculation of Performance Data
23.............................. None

================================================================================

                                     PART A
                                   PROSPECTUS

================================================================================

                                   ICON FUNDS

                                   PROSPECTUS

                             January ........ , 1997

       U.S. EQUITY FUNDS                             FOREIGN EQUITY FUNDS
  ICON Basic Materials Fund                   ICON North Asia Region Fund
  ICON Capital Goods Fund                     ICON South Asia Region Fund
  ICON Consumer Cyclicals Fund                ICON North Europe Region Fund
  ICON Consumer Staples Fund                  ICON South Europe Region Fund
  ICON Energy Fund                            ICON Western Hemisphere Fund
  ICON Financial Services Fund
  ICON Healthcare Fund
  ICON Leisure Fund                               FIXED INCOME FUND
  ICON Technology Fund                        ICON Short-Term Fixed IncomeFund
  ICON Telecommunication & Utilities Fund
  ICON Transportation Fund

                 C/O MERIDIAN INVESTMENT MANAGEMENT CORPORATION
                        12835 EAST ARAPAHOE ROAD TOWER II
                            ENGLEWOOD, COLORADO 80112

               FOR INFORMATION, SHAREHOLDER SERVICES AND REQUESTS:
                                1-800-..........

This prospectus presents information that a prospective investor should know about the various series of the ICON Funds (the "Trust"). Each Fund is a portfolio of the Trust, a non-diversified, open-end management investment company ("Fund" or collectively the "Funds"). The funds are designed for use by institutional money managers who have discretionary authority to direct investments on behalf of the beneficial owners of fund shares. The short-term fixed income fund objective is to attain high current income consistent with preservation of capital. The other funds are designed to provide long-term capital appreciation with respect to the sectors selected by the money managers; and, a fund may not contain significant assets at times when money managers place client funds in other sectors. Investors should look to the performance of their investment advisers, not to the performance of the funds.

Shares of the funds are offered on a "no-load" basis which means there are no sales charges or commissions. The funds are distributed by Meridian Clearing Corp.

A Statement of Additional  Information dated  .............  has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available free from Icon Funds upon written request at the address set forth above or by calling 1-800- .................

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR, HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                                          ICON Funds Prospectus
                                                                         Page 1

                                TABLE OF CONTENTS

                                                                            PAGE

PROSPECTUS SUMMARY............................................................3

SUMMARY OF FUND EXPENSES......................................................6

INVESTMENT OBJECTIVE AND STRATEGIES...........................................7
     U.S. Equity Funds........................................................7
         ICON Basic Materials Fund............................................7
         ICON Capital Goods Fund..............................................8
         ICON Consumer Cyclicals Fund.........................................8
         ICON Consumer Staples Fund...........................................8
         ICON Energy Fund.................................................... 8
         ICON Financial Services Fund........................................ 9
         ICON Healthcare Fund................................................ 9
         ICON Leisure Fund...................................................10
         ICON Technology Fund................................................10
         ICON Telecommunication & Utilities Fund.............................10
         ICON Transportation Fund............................................10
     Foreign Equity Funds....................................................11
         ICON North Asia Region Fund.........................................11
         ICON South Asia Region Fund.........................................12
         ICON North Europe Region Fund.......................................12
         ICON South Europe Region Fund.......................................12
         ICON Western Hemisphere Fund........................................12
     Fixed Income Fund.......................................................12
         ICON Short-Term Fixed Income Fund...................................12

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS...................12

TYPES OF INVESTMENT RISK.....................................................16

FOREIGN INVESTMENT RISKS.....................................................17

SPECIAL CONSIDERATIONS.......................................................18

HOW TO INVEST IN THE FUND....................................................18

HOW TO REDEEM SHARES.........................................................19

HOW TO MAKE EXCHANGES........................................................21

SHARE PRICE CALCULATION......................................................21

DIVIDENDS AND DISTRIBUTIONS..................................................21

TAXES........................................................................22

THE TRUST....................................................................23

MANAGEMENT OF THE FUNDS......................................................24

PERFORMANCE INFORMATION......................................................26


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                                                          ICON Funds Prospectus
                                                                         Page 2
                               PROSPECTUS SUMMARY

The information summarized below is qualified in its entirety by the more detailed information set forth below in this Prospectus.

The  Trust................... ICON Funds (the "Trust") is an open-end management investment company. It is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of and, on a continuous basis, issues redeemable shares of numerous separate, non-diversified portfolios each of which has its own investment objectives and policies, commonly referred to as mutual funds. The portfolios are designed to serve a wide range of investor needs.

The  Funds................... The  following  Funds  are  offered  through  this
                              Prospectus:

                              U.S. EQUITY FUNDS
                              ICON Basic Materials Fund
                              ICON Capital Goods Fund
                              ICON Consumer Cyclicals Fund
                              ICON  Consumer  Staples Fund
                              ICON Energy Fund
                              ICON Financial  Services Fund
                              ICON Healthcare Fund
                              ICON Leisure   Fund
                              ICON Technology Fund
                              ICON Telecommunication & Utilities Fund
                              ICON Transportation Fund

                              FOREIGN EQUITY FUNDS
                              ICON North Asia Region Fund
                              ICON South Asia Region Fund
                              ICON North Europe Region Fund
                              ICON South Europe Region Fund
                              ICON Western Hemisphere Fund

                              FIXED INCOME FUND
                              ICON Short-Term Fixed Income Fund

U.S. Equity Funds-- ........  The investment  objective of the U.S. Equity Funds
Investment Objective          is  to  provide   long-term  capital appreciation.
                              Each  Fund   seeks   to   achieve  its   objective
                              by   investing   primarily  in  equity securities,
                              including common stock and securities convertible into common stock of U.S. issuers.

Foreign Equity Funds-- ...... The  investment  objective  of the Foreign  Equity
InvestmentObjective           Funds   is   to   provide   long-   term   capital
                              appreciation.  Each  Fund  seeks  to  achieve  its
                              objective   by   investing   primarily  in  equity
                              securities including common stocks and securities convertible into common stocks of foreign issuers.



Fixed Income Fund-- ........  The investment  objective of the Fixed Income Fund
Investment bjective           is to  provide  as high a level  of  total  return
                              through current income and capital appreciation as is consistent with the preservation of capital.


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                                                          ICON Funds Prospectus
                                                                         Page 3

The Investment Advisor....... Meridian Investment Management Corporation,  12835
                              East Arapahoe Road, Tower II, Englewood, Colorado, ("Meridian" or the "Advisor") has been selected to serve as the investment advisor to carry out the investment and reinvestment of the Fund's assets.



The  Administrator........... The  Fund  has   retained   AmeriPrime   Financial
                              Services, Incorporated, 1793 Kingswood Drive, Suite 200, Southlake, Texas, ("AmeriPrime" or the "Administrator") as the administrator to manage the Fund's business affairs.

Purpose of the Trust......... Meridian is a sponsor of the Funds offered by this prospectus. The Funds were created so that investment advisory clients of Meridian and other similarly situated investment advisers would have available to them no load sector funds focusing on selected industries or countries; so that the investment advisers may move money freely from sector to sector on behalf of their clients without the limitations imposed by many fund groups where large movements of money in and out of a fund could disrupt portfolio management and performance; and to provide Meridian investment advisory clients portfolio management services with lower aggregate costs.

Who May Purchase Fund Shares..The Funds  were  established  to  provide  broadly based investment opportunities in various domestic sectors and in the main security markets of the world for investment portfolios managed by professional fiduciaries such as trustees, investment advisers and other persons and institutions acting in a fiduciary capacity. The Funds are designed to enable fiduciaries to comply with the rule that investments made by fiduciaries should be selected with the care, skill and caution that would be exercised by a prudent
                              person   based   on   their   clients   investment
                              objectives.

Special Consideration.......  Shares  of  the  Fund  are  not  available  to the public, only through these professional advisers/fiduciaries. In this regard, investors should be aware that a Fund may not contain significant assets at times when money managers place their client funds in other sectors.

The Distributor.............. Meridian Clearing  Corporation 12835 East Arapahoe
                              Road, Tower II, Englewood, Colorado, ("MCC" or the "Distributor") has agreed to act as Distributor as an accommodation for the Trust in connection with acting as agent in the various states and with clearing promotional materials with appropriate regulatory authorities.

How to Purchase Fund Shares.. There is no sales  charge on the  purchase of Fund shares.  Shares may be purchased by contacting the
                              Trust's Transfer Agent at 1-800-..........  Shares
                              of any Fund may be purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. The minimum initial investment in each Fund is $50,000 and the subsequent minimum investment amount is $100. Subject to the minimum investment amount, shares may also be purchased by exchange.

Redemptions.................. Shares may be redeemed directly from a Fund at the net asset value per share next determined after receipt of the redemption request in good order.

--------------------------------------------------------------------------------
                                                          ICON Funds Prospectus
                                                                         Page 4

Exchange Privilege..........  Shares of the Funds may be exchanged for shares of certain other funds managed by the Advisor at the net asset value next determined after receipt of the exchange request.

Shareholder Communication.... Each   shareholder   will   receive   annual   and
                              semi-annual reports containing financial statements, and a statement confirming each share transaction. Financial statements included in annual reports are audited by the Trust's independent certified public accountants. Where possible, shareholder confirmations and account statements will consolidate all ICON Funds holdings of the shareholder.

Special Risk Considerations.. International  investments  pose additional  risks
                              including   currency  exchange  rate  fluctuation,
                              currency  revaluation and political risks.

Transfer Agent and Custodian..Firstar Trust Company,  Incorporated is located at
                              615 East Michigan. Street, Milwaukee, Wisconsin 53202.

THE PROSPECTUSES OF THE FUNDS ARE COMBINED IN THIS PROSPECTUS. EACH FUND OFFERS ONLY ITS OWN SHARES, YET IT IS POSSIBLE THAT A FUND MIGHT BECOME LIABLE FOR A MISSTATEMENT IN THE PROSPECTUS OF ANOTHER FUND. THE TRUSTEES OF THE TRUST HAVE CONSIDERED THIS IN APPROVING THE USE OF A COMBINED PROSPECTUS.

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                                                          ICON Funds Prospectus
                                                                         Page 5

                            SUMMARY OF FUND EXPENSES

The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in a Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The example should not be considered a representation of future Fund performance or expenses, both of which may vary from the example.

Shareholders should be aware that each Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.

                                           ICON          ICON           ICON
                                       U.S. EQUITY  FOREIGN EQUITY  FIXED INCOME
SHAREHOLDER TRANSACTION EXPENSES          FUNDS          FUNDS          FUND
---------------------------------       -----------  -------------- ------------
  Sales Load Imposed on Purchases          None          None           None
  Deferred Sales Load                      None          None           None
  Redemption Fees                          None          None           None
  Exchange Fees                            None          None           None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE
NET ASSETS)
--------------------------------
  Management Fees                         1.00%          1.00%         0.65%
  Other Expenses                          0.45%          0.65%         0.45%
Total Fund Operating Expenses             1.45%          1.65%         1.10%

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each time period:

              FUND                      1 YEAR                   3 YEARS
----------------------------   ------------------------   ---------------------
ICON U.S. Equity Funds                   $ 15                     $ 47
ICON Foreign Equity Funds                $ 17                     $ 54
ICON Fixed Income Fund                   $ 12                     $ 36




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                                                          ICON Funds Prospectus
                                                                         Page 6
                       INVESTMENT OBJECTIVE AND STRATEGIES

                                U.S. EQUITY FUNDS

The investment objective of each U.S. Equity Fund is to provide long-term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in equity securities, including common stock and securities convertible into common stock of U.S. issuers.

Each U.S. Equity Fund focuses on a particular investment area. Under normal circumstances, at least 65% of the total assets of each Fund will be invested in securities of companies principally engaged in its particular named industry sector. For the purposes of these policies, a company is considered to be "principally engaged" in business activities in a specific sector iF at least 50% of its assets, gross income or net sales are derived from activities in such sector, or at least 50% of its assets are dedicated to the production of revenues from such sector. In circumstances where, based on available financial information, a question exists as to whether or not a company meets one of these standards, the Fund may invest in the securities of such a company only if Meridian determines, after review of information describing the company and its business activities, that the company's primary business is within the sector. The remainder of the Fund's assets may be invested in debt securities of companies in the sector and/or equity and debt securities of companies outside of the sector if, in the opinion of Meridian, such securities stand to benefit from developments in the sector.

Each U.S. Equity Fund is comprised of industry-specific "baskets" of securities which are subsets of such sector, examples of which are provided below under each fund's description. Each industry basket will encompass a sample of stocks from Meridian's approved list for such industry. In selecting and weighting companies for inclusion in each basket, Meridian ordinarily looks for several of the following characteristics: high growth; healthy balance sheet; pricing flexibility; strong management; liquidity; and generally operating characteristics which will enable the companies to compete successfully in their respective markets. Based on its proprietary research and investment methods, Meridian may, from time to time, add, delete, or replace a company within a basket.

Investment selection and weighting of baskets within each fund are based on industry attractiveness. In attempting to determine industry attractiveness, Meridian uses its proprietary valuation model to analyze its universe of individual stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. Meridian then groups stocks into their representative industry classifications in order to determine those industries Meridian deems to be attractive relative to other industries.

The U.S. Equity Funds are non-diversified, and each may invest up to 25% of its total assets in the securities of one issuer. However, no fund may invest more than 5% of its total assets in securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. As a result, investments in the equity funds may involve greater risks than investments in other types of mutual funds.

ICON BASIC MATERIALS FUND - Industry  baskets  include,  but are not limited to:
Construction; Containers; Gold; Mining; Metal/Aluminum; Paper & Forest Products; and Steel. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Basic Materials Fund that are deemed to be attractive relative to other industries in the sector.

Many companies in the basic materials sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, the environment services industry can be impacted by legislation, government regulations, and enforcement policies. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service.

The price of precious metals is affected by broad economic and political conditions. For example, the price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political

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                                                          ICON Funds Prospectus
                                                                         Page 7

developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere. The price of precious metals is closely tied to broad economic and political conditions

ICON  CAPITAL  GOODS FUND - Industry  baskets  include,  but are not limited to:
Chemicals; Building Materials; Conglomerates; Electrical Equipment; Engineering & Construction; Heavy Duty Truck & Parts; Machine Tools; Machinery (Diversified); Manufacturing; and Pollution Control/Environment. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Capital Goods Fund that are deemed to be attractive relative to other industries in the sector.

Companies in the chemical processing field are subject to intense competition, product obsolescence, and significant government regulation. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines, or to pay for cleaning up a disposal site. In addition, chemical companies face unique risks associated with handling hazardous products.

The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which is influenced by an individual company's profitability, and broader issues such as interest rates and foreign competition. The industry may also be affected by economic cycles, technical progress, labor relations, and government regulations.

ICON CONSUMER CYCLICALS FUND - Industry baskets include, but are not limited to:
Hardware & Tools; Home- building/Manufactured Housing; Household Furnishings & Appliances; Photograph/Imaging; Retail-General/Department Stores; Retail-Specialty; retail-Specialty Apparel; Shoes; Textile-Apparel Manufacturers; and Toys. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Consumer Cyclicals Fund that are deemed to be attractive relative to other industries in the sector.

The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer products in the marketplace.

ICON CONSUMER STAPLES FUND - Industry  baskets include,  but are not limited to:
Beverages; Cosmetics; Distributors- Consumer Products; Foods; Household/Housewares; Retail-Drug; Retail-Food Chains; and Tobacco. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Consumer Staples Fund that are deemed to be attractive relative to other industries in the sector.

The success of retailing companies iS closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes. In addition, the agriculture/food industry is impacted by supply and demand, which may be affected by demographic and product trends, and by food fads, marketing campaigns, and environmental factors. In the U.S., the agricultural products industry is subject to regulation by numerous government agencies.

ICON  ENERGY  FUND  -  Industry  baskets  include,   but  are  not  limited  to:
Oil-Domestic and International Integrated; Oil- Equipment & Drilling; Oil-Exploration & Production; and Natural Gas. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Energy Fund that are deemed to be attractive relative to other industries in the sector.

Securities of companies in the energy field are subject to changes in value and dividend yield which depend largely on the price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.

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                                                          ICON Funds Prospectus
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ICON FINANCIAL SERVICES FUND - Industry baskets include, but are not limited to:
Banks;      Financial      Services;      Insurance      Property      Casualty;
Insurance-Life/Multi-line; Investment Banks/Brokerage Firms; Personal Loans; Real Estate Investment Trusts; and Savings & Loan Companies. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Financial Services Fund that are deemed to be attractive relative to other industries in the sector.

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of services offered, loans and other financial commitments permitted, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Inmsurance companies are subject to severe price competition and may be impacted by events or trends such as natural catastrophes, mortality rates, or recessions. Similarly, as the services offered by banks expand, banks are becoming more exposed to well-established competitors. This exposure has also increased due to the erosion of historical distinctions between regional banks and other financial institutions. With respect to brokerage firms, changes in regulations, brokerage commission structure, stock and bond market activity, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic returns over time. (Under the 1940 Act and SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.) Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, this could significantly impact the industry and the Fund.

Companies in the real estate industry are subject to a variety of factors such as government spending on housing subsidies, public works, and transportation facilities, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales, and other economic activity.

ICON  HEALTHCARE  FUND -  Industry  baskets  include,  but are not  limited  to:
Biotechnology; Healthcare Delivery; Healthcare Drugs (Pharmaceuticals); and Medical Equipment & Devices. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Healthcare Fund that are deemed to be attractive relative to other industries in the sector.

The demand for health care services should increase as the population ages. However, studies have shown the ability of health care providers to curtail unnecessary hospital stays and reduce costs. These changes could alter the health care industry, focusing it more on home care, and placing less emphasis on inpatient revenues as a source of profit. The health care industry is subject to government regulation and approval of products and services, which could have a significant effect on price and availability. Moreover, federal and state governments provide a substantial percentage of revenues to health are service providers. These sources are subject to extensive governmental regulation, and appropriations are a continued source of debate. The types of products or services produced or provided by a particular company may quickly become obsolete. Similarly, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements. In addition, many of these companies may not offer products yet and may have persistent losses or erratic review patterns.

ICON  LEISURE  FUND  -  Industry  baskets  include,  but  are  not  limited  to:
Broadcasting/Cable;       Hotel-Motel;      Leisure      Time/Recreation/Gaming;
Publishing-Newspapers; Publishing/Printing; and Restaurants. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Leisure Fund that are deemed to be attractive relative to other industries in the sector. Some of the companies in these industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increase price volatility.

Securities of the companies in the leisure industry may be considered speculative and generally exhibit greater volatility than the overall market. Many companies have unpredictable earnings due, in part, to changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulations. As a result, competitive pressures are intense and the stocks are subject to increased price volatility.

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                                                          ICON Funds Prospectus
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ICON  TECHNOLOGY  FUND -  Industry  baskets  include,  but are not  limited  to:
Communication-Equipment/Manufacturing; Computer Software & Services; Computer Systems; Electronics-Defense/Instrumentation; Electronics-Semiconductors; and Office Equipment & Supplies. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Technology Fund that are deemed to be attractive relative to other industries in the sector.

Competitive pressures and changing domestic and international demand may have a significant effect on the financial condition of companies in the computer industry. Companies in the industry spend heavily on research and development and are sensitive to the risk of product obsolescence. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. Products or services provided by these industries may be in the development stage and can face risks such as failure to obtain financing or regulatory approval, intense competition, product incompatibility, consumer preference, and rapid obsolescence.

ICON TELECOMMUNICATION & UTILITIES FUND - Industry baskets include, but are not limited to: Cellular; Electric, Gas and Water Utilities; and Telecommunications. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Telecommunication & Utilities Fund that are deemed to be attractive relative to other industries in the sector.

Energy service firms are affected by supply and demand both for their specific product or service, and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions will likewise affect the performance of these companies.

Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The gas and electric public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with energy and atmosphere conservation. The Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

Companies in the telecommunications field may range from traditional local and long-distance telephone service or equipment providers, to companies involved in new technologies such as cellular telephone or paging services. Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many companies in the industry fiercely compete for market share. Although telephone companies usually pay an above average dividend, the fund's investment decisions are primarily based on growth potential and not on income.

ICON  TRANSPORTATION  FUND - Industry baskets  include,  but are not limited to:
Aerospace/Defense; Automobiles; Airlines; Railroads; and Truckers. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those industry baskets within the Transportation Fund that are deemed to be attractive relative to other industries in the sector.

Profitability in these industries is substantially influenced by competition within the industry, domestic and foreign economies and government regulation, and the price of fuel. The airline industry is still feeling the effects of deregulation. In addition, the automotive industry is highly cyclical and companies in the industry may suffer periodic operating losses. While most of the major participants in these sectors are large, financially strong companies, some are smaller with a non-diversified product line or customer base.

                              FOREIGN EQUITY FUNDS

The investment objective of each Foreign Equity Fund is to provide long-term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in equity securities including common stocks and securities convertible into common stocks of foreign issuers.


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                                                          ICON Funds Prospectus
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Each Foreign Equity Fund focuses on a particular geographic region of the world.
Under normal circumstances, at least 65% of the total assets of each Fund will be invested in securities of companies principally engaged in the business activities in its particular named geographic. For the purposes of these policies, a company is considered to be "principally engaged" in business activities in a specific region if, in the opinion of Meridian, it has one or more of the following characteristics: (i) its principal securities trading market is in that foreign region; (ii) the company derives at least 50% of its annual revenue from either goods produced, sales made, or services performed in that foreign region; or (iii) the company is organized under the laws of, or has its principal offices in, a foreign country in that foreign region. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the fund may invest in the securities of such a company only if Meridian determines, after review of information describing the company and its business activities, that the company's primary business is within the region. The remainder of the Fund's assets may be invested in debt securities of companies in the region and/or equity and debt securities of companies outside of the region if, in the opinion of Meridian, such securities stand to benefit from developments in the region.

Each Foreign Equity Fund is comprised of country-specific "baskets" of securities which are subsets of such region, examples of which are provided in each fund's description. Each of these country baskets will encompass a sample of stocks from Meridian's approved list for its respective country. In selecting and weighting companies for inclusion in each basket, Meridian ordinarily looks for several of the following characteristics: high growth; healthy balance sheet; pricing flexibility; strong management; liquidity; and acceptable operating characteristics which will enable the countries to compete successfully in their respective markets. Based on its proprietary research and investment methods, Meridian may, from time to time, add, delete, or replace a company within a basket.

Investment selection and weighting of baskets within each fund are based on country attractiveness. In attempting to determine country attractiveness, Meridian uses its proprietary valuation model to analyze its universe of individual stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. Meridian then groups stocks into their representative country classifications in order to determine those countries Meridian deems to be attractive relative to other countries.

The Foreign Equity Funds are non-diversified, and each fund may invest up to 25% of its total assets in the securities of one issuer. As a result, investments in the equity funds may involve greater risks than investments in other types of mutual funds.

ICON NORTH ASIA REGION FUND - May include, but is not limited to, baskets of securities from the following foreign countries: Japan; Korea; China; Hong Kong; and Taiwan. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those country baskets within the North Asia Region Fund that are deemed to be attractive relative to other countries in the region.

ICON SOUTH ASIA REGION FUND - May include, but is not limited to, baskets of securities from the following foreign countries: Australia; Indonesia; Malaysia; New Zealand; and Singapore. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those country baskets within the South Asia Region Fund that are deemed to be attractive relative to other countries in the region.

ICON NORTH EUROPE REGION FUND - May include, but is not limited to, baskets of securities from the following foreign countries: Belgium; Denmark; Finland; Germany; Ireland; Netherlands; Norway; Sweden; and United Kingdom. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those country baskets within the North Europe Region Fund that are deemed to be attractive relative to other countries in the region.

ICON SOUTH EUROPE REGION FUND - May include, but is not limited to, baskets of securities from the following foreign countries: Austria; France; Greece; Italy; Portugal; Spain; and Switzerland. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the fund's assets in those country baskets within the South Europe Region Fund that are deemed to be attractive relative to other countries in the region.

ICON WESTERN HEMISPHERE FUND - May include, but is not limited to, baskets of securities from the following foreign countries: Argentina; Brazil; Canada; Chile; and Mexico. Based on Meridian's proprietary research and methodology and

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                                                          ICON Funds Prospectus
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under normal market  conditions,  Meridian  will actively  invest and weight the fund's assets in those country baskets within the Western Hemisphere Fund that are deemed to be attractive relative to other countries in the region.

                                FIXED INCOME FUND

ICON SHORT-TERM FIXED INCOME FUND - The objective of the Short-Term Fixed Income Fund is to attain high current income consistent with preservation of principal. The Fund invests in short-term maturity fixed income securities, including securities issued by the U.S. Government, U.S. Government Agencies, and debt obligations of firms approved by the Advisor.

The primary goals are safety and liquidity. In meeting these goals, risk can be measured both by perceived or actual changes in creditworthiness, adequate diversification, and exposure to changes in interest rates. Exposure to credit risk is limited by Fund diversification. However, the Fund may emphasize certain sectors of the market that are judged to represent good relative value. Consistent with the goals of safety and liquidity, the Advisor limits the interest rate sensitivity of the Fund. The average term to maturity of the investments is two years or less with no single investment having a maturity of more than two years. Given these maturity restrictions the weighted Fund duration (a measure of Fund sensitivity to changes in interest rates) is generally one year or less.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions, and other factors, and because of their narrow industry focus, each fund's performance is closely tied to and affected by its industry or foreign region. In addition, you should be aware that the Funds have no operating history. This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

EQUITY SECURITIES. Each Fund may invest in equity securities, including common stocks, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities. Equity securities may be issued by either established, well capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the counter market.

DEBT SECURITIES. Each Fund may temporarily invest in short-term debt securities. Each Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Debt securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

CORPORATE DEBT SECURITIES: Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

U.S. GOVERNMENT OBLIGATIONS: U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

FOREIGN SECURITIES: Each Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of

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                                                          ICON Funds Prospectus
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dividends  and interest  from such  securities,  can change  significantly  when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY CONTRACTS: Each Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contract") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. A Fund will not enter into a forward contract for a term of more than one year or for purposes of speculation. Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a Fund's limitation on investing in illiquid securities.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS: In order to remain fully invested, and to reduce transaction costs, each Fund may purchase and sell index futures contracts or purchase and sell options thereon as a hedge against changes in market conditions. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities are made.

PUT AND CALL OPTIONS: Each Fund may purchase and sell futures contracts and options (i) to hedge against changes in market conditions; and (ii) to provide market exposure while attempting to reduce transaction costs.

SELLING (OR WRITING) COVERED CALL OPTIONS. Each Fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the strike price. If the price of the hedged security should fall or remain below the strike price, the Fund will not be called upon to deliver the security, and the Fund will retain the premium received for the option as additional income,

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                                                          ICON Funds Prospectus
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offsetting  all or part of any decline in the value of the  security.  The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the Fund for writing the option. If the security owned by the Fund appreciates above the option's strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. Each Fund may purchase call options on securities which each Fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. Each Fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

BUYING PUT OPTIONS. Each Fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. A Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. Each Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. A Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may purchase and sell call options and purchase put options on stock indices in order to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities are made.

LIMITATIONS. Each Fund will purchase and sell only options that are listed on a securities exchange or quoted on NASDAQ. A Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. A Fund will not effect a futures or option transaction, if immediately thereafter, the aggregate value of the Fund's securities subject to outstanding call options would exceed 100% of the value of the Fund's total assets.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (often a month or more later). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if is deemed advisable. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and Fund bears the risk of such market value fluctuations. Each Fund maintains, in a segregate account, cash, U.S. Government securities, or other high-grade debt obligations readily convertible into cash having an aggregate value at least equal to the amount of such purchase commitments.

REPURCHASE AGREEMENTS: Each Fund may invest in repurchase agreement. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date

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                                                          ICON Funds Prospectus
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within a number of days (usually not more than seven) from the date of purchase.
The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which the Fund engages will require collateralization equal to at least 102% of the Seller's obligation during the entire term of the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor.

ILLIQUID AND RULE 144A SECURITIES: Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Certain restricted securities that are not registered for sale to the general public, but that can be resold to dealers or institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing limitation of a liquid institutional trading market exists. The liquidity of a Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Trust's Board of Trustees has delegated to Meridian, the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the Board.

LOANS OF PORTFOLIO SECURITIES: Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by Meridian in response to requests of broker-dealers or institutional investors which Meridian deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. A Fund will not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

                            TYPES OF INVESTMENT RISK

CONCENTRATION RISK: The risk associated with non-diversified portfolios that the entire sector or country will be negatively affected, resulting in losses greater than a diversified portfolio would have experienced.

CORRELATION RISK: The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

CREDIT RISK: The risk that the issuer of a security, or the counter party to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

INFORMATION RISK: The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK: Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

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                                                          ICON Funds Prospectus
                                                                        Page 15

-- HEDGED: When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position which the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

-- SPECULATIVE: To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

MANAGEMENT RISK: The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK: The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

POLITICAL RISK: The risk of losses directly attributable to government or political actions of any sort. These actions may range from changes in tax or trade statutes to expropriation, governmental collapse and war.

VALUATION RISK: The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

                            FOREIGN INVESTMENT RISKS

There can be no assurance that each Fund's investment objective will be attained. In addition, investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies.
Investors should consider carefully the following special factors before investing in a Fund.

CURRENCY RISK: The value of a Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

POLITICAL AND ECONOMIC RISK: The economies of many of the countries in which a Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of a Fund's investments.

REGULATORY RISK: Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less public information available about foreign securities than is available about domestic securities. Foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by a Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

MARKET RISK: The securities markets in many of the countries in which a Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and
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                                                          ICON Funds Prospectus
                                                                        Page 16

supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. Transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

EMERGING MARKETS AND DEVELOPING COUNTRIES: Investors should also be aware that the Funds may invest in companies located within emerging or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. The Advisor believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries commonly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of those countries present greater risks than those associated with more developed, market-oriented Western European countries and markets.

                             SPECIAL CONSIDERATIONS

NON-DIVERSIFIED PORTFOLIO: The Funds are non-diversified portfolios, which means that, with respect to 50% of its total assets, they may invest more than 5% of its assets in obligations of one issuer. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.) Since the Funds may invest a greater percentage of their assets in securities of fewer issuers than a diversified portfolio, they may be subject to greater investment and credit risks than a diversified portfolio.

FUNDAMENTAL POLICIES: The investment objectives of the Funds and certain of the limitations set forth in the Statement of Additional Information ("SAI") as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. Fundamental limitations set forth in the SAI include, among other things, limiting borrowing to 33 1/3% for temporary, extraordinary purposes; restricting short sales to situations where the security is owned by the Fund; restricting the acquisition of more than 10% of the voting securities of any one issuer; and limiting lending of Fund assets.

PORTFOLIO TURNOVER AND FUND ASSETS: Each Fund does not intend to purchase or sell securities for short-term trading purposes. A Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when Meridian believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The portfolio turnover rate of each Fund may exceed 100%. Further, investment advisors will be using the various funds to accommodate their clients' needs. If the asset allocation or timing models dictate, they may move significant funds in or out of a particular fund. In this regard investors should be aware that a Fund may not have significant assets at a time when money managers place their client funds in other sectors which may expose remaining shareholders to higher expense ratios.

SHAREHOLDER RIGHTS: The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

                            HOW TO INVEST IN THE FUND

Shares of the Fund are not available to the public, only through professional advisers/fiduciaries. Shares of each Fund are sold on a continuous basis, and you may invest any amount you choose as often as you wish, subject to a minimum initial investment of $50,000 and minimum subsequent investments of $100. Shares may also be purchased through a broker-

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                                                          ICON Funds Prospectus
                                                                        Page 17

dealer or other financial institution authorized by the Fund's distributor, and investors may be charged a fee for this service by said broker-dealer or institution.

INITIAL PURCHASE BY MAIL: You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it in proper form, together with a check (subject to the above minimum amounts) made payable to ICON Funds and sent to the address listed below. If you prefer overnight delivery, use the overnight street address listed below.

     U.S. MAIL:   ICON Funds
                  Mutual Fund Services
                  Post Office Box 701
                  Milwaukee, Wisconsin  53201-0701

     OVERNIGHT:   ICON Funds
                  Mutual Fund Services - Third Floo
                  615 East Michigan Street
                  Milwaukee, Wisconsin  53202

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment. The beneficial owners' custodians will agree to provide the Trust with the states in which the beneficial owners reside at the time of purchasing shares so that the Trust will be able to comply with appllicable state laws.

INITIAL PURCHASE BY WIRE: You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If the money is to be wired, you must call the Transfer Agent at  1-800-........ to set up your account and obtain an account number. You should be prepared to provide the information on the application to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Firstar Bank Milwaukee, N.A.
                  ABA # 0750-00022
                  Firstar Trust Company
                  Account 112-952-137
                  Attn.:  ICON Funds
                  Account Name ............  (write in shareholder name) For the Account # ...........  (write in account number)

You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Funds.

ADDITIONAL  INVESTMENTS:  Shareholders  may add to their  account at any time by purchasing  shares by mail or by wire  according  to the  aforementioned  wiring instructions. Shareholders should notify the Transfer Agent at 1-800-...........
prior to sending their wire. The remittance form which is attached to a shareholder's individual account statement should, if possible, accompany any investment made through the mail. Every purchase request must include a shareholder's account registration number in order to assure that funds are credited properly.

AUTOMATIC INVESTMENT PLAN: You may make regular investments in the Funds with the Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS: Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified mployee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact your adviser for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable.

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                                                          ICON Funds Prospectus
                                                                        Page 18

OTHER PURCHASE INFORMATION: Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund, and a fee of $20 will be charged . If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares.

REDEMPTIONS BY MAIL: You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                           ICON Funds
                           c/o Firstar Trust Company
                           Post Office Box 701
                           Milwaukee, Wisconsin  53201

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions in excess of $25,000, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Firstar Trust Company, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

REDEMPTIONS BY TELEPHONE: If an election is made on the investment application (or subsequently in writing), you may redeem any part of your account in any
Fund by calling the Transfer  Agent at  1-800-.........  The Fund,  the Transfer
Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

SPECIAL   REDEMPTION   ARRANGEMENTS:   Special   arrangements  may  be  made  by
institutional investors or on behalf of accounts established by brokers, advisers, banks or similar institutions to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-............

ADDITIONAL  INFORMATION:  If you  are  not  certain  of the  requirements  for a redemption  please call the  Transfer  Agent at  1-800-............  Redemptions
specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to

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                                                          ICON Funds Prospectus
                                                                        Page 19

fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders.

Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Trust has reserved the right to refuse investments from shareholders who engage in short-term trading.

                              HOW TO MAKE EXCHANGES

Shares of a Fund may be exchanged for shares of any other Fund based on the respective net asset values of each Fund involved. An exchange may be made by following the redemption procedure described above under "How to Redeem Shares" or if a telephone redemption has been elected, by calling the transfer agent at
1-800-..........  An exchange order is treated the same as a redemption followed by a purchase and may result in a capital gain or loss for tax purposes.

                             SHARE PRICE CALCULATION

The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of each Fund will fluctuate.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in Meridian's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when Meridian determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Meridian, subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Meridian believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by Meridian, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


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                                                          ICON Funds Prospectus
                                                                        Page 20

                           DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short-term capital gains at least once a year.

Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time.

                                      TAXES

Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

For federal income tax purposes, dividends paid by a Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net capital gains to individuals are taxed at the same rate as ordinary income. All distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

FOREIGN INCOME TAXES: Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from each Fund.

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                                                          ICON Funds Prospectus
                                                                        Page 21

On the application or other appropriate form, the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Funds will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Funds may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Funds may make a corresponding charge against the account.

                                    THE TRUST

ICON Funds (the "Trust") is an open-end management investment company, consisting of numerous separate, non-diversified portfolios each of which has its own investment objectives and policies. The portfolios are designed to serve a wide range of investor needs.

The Trust was formed September 19, 1996 as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series of the same class. Shares of numerous series have been authorized. The Board of Trustees of the Trust has the power to create additional portfolios at any time without a vote of shareholders of the Trust.

Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trustees will be a self-perpetuating body and will continue their positions until they resign, die or are removed by a written instrument signed by a least two-thirds of the Trustees, by vote of shareholders holding not less than two- thirds of the shares then outstanding of the Trust cast at any meeting called for that purpose, or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of the portfolios' shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                             MANAGEMENT OF THE FUNDS

TRUSTEES: The business affairs of each Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE INVESTMENT ADVISOR: Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112 under an investment advisory agreement with the Trust dated October 9, 1996, furnishes investment advice to the Trust and manages each Fund's investments. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Michael J. Hart and Dr. Craig T. Callahan each own 50% of MM&R. Meridian's sole business is the management of growth-oriented portfolios and related services designed to meet the investment needs of clients including individuals, pension and profit sharing plans, foundations, endowments, public retirement systems and insurance companies. For example, Meridian provides research/recommendations to make asset allocation and industry/country allocations to Security Benefit Life for use in managing a variable annuity separate account and related mutual fund. In addition, it is co-sub-advisor with INVESCO Global Asset Management Limited of three portfolios of the WRL Series Fund, Inc. Meridian's value-based investment style utilizes fundamental procedures and quantitative tools developed internally.

The Advisor provides to the Trust, and to each of the Funds within the Trust, management and investment advisory services. The Advisor furnishes an investment program for each of the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of each of the Funds.

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                                                          ICON Funds Prospectus
                                                                        Page 22

The investment decisions for each Fund are made by an investment committee of Meridian, which is primarily responsible for the day-to-day management of each Fund's portfolio. Dr. Craig T. Callahan is Chairman of the Investment Management Committee. He directs Meridians investment research and analysis. Dr. Callahan has been Chief Investment Officer for the Advisor and its predecessor since 1986.

For the services provided to ICON Funds, Meridian receives a monthly fee from each Fund at an annual rate based on the fund's average daily net assets as follows:

                FUND                    ADVISORY FEE RATE
         U.S. Equity Funds                    1.00%
         Foreign Equity Funds                 1.00%
         Fixed Income Fund                    0.65%

The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisor may, from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Trust retains Meridian Clearing Corp. 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112, a wholly- owned subsidiary of the Advisor, to act as the principal distributor of the Fund's shares. Dr. Craig Thomas Callahan and Michael Jon Hart, officers and principal shareholders of the Distributor and the Advisor, are officers and trustees of the Trust. The Distributor provides its services to the Trust for no additional or ongoing compensation. The Advisor is responsible for payment of the Distributor.

Consistent  with the  Rules of Fair  Practice  of the  National  Association  of
Securities Dealers, Inc., and subject to its obligation of seeking best execution, Meridian may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

The Trust pays all other expenses for its operations and activities. Each of the Funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

THE ADMINISTRATOR: The Trust retains AmeriPrime Financial Services, Inc. (the Administrator") to manage the Trust's business affairs and provide the Trust with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from Meridian equal to an annual average rate of 0.05%, declining to 0.04% for assets above $500 million. Employees of the Administrator act as officers of the Trust and are reimbursed for expenses associated with attending Board Meetings.

                            PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, each of the Funds may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, a Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds; to Morningstar's Mutual Fund Values; to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index of unmanaged groups of common stock; to the Morgan Stanley Capital International Index European (Free) Portion; to the FT-SE Eurotrack 200 Index; or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune, Investor's Daily and Barron's magazine may also be used

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                                                          ICON Funds Prospectus
                                                                        Page 23

in comparing performance of the Funds. Performance comparisons shall not be considered as representative of the future performance of any Fund.

A Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. A Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

A Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month or 30-day period by the maximum offering price per share on the last day of such period. This income is then "annualized". That is, the amount of income generated by the investment during that period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

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                                                          ICON Funds Prospectus
                                                                        Page 24

                                   ICON FUNDS

                       SHARES OF ELEVEN U.S. EQUITY FUNDS,
                            FIVE FOREIGN EQUITY FUNDS
                             AND A FIXED INCOME FUND
                           ARE SOLD AT NET ASSET VALUE
            WITHOUT SALES COMMISSIONS, 12B-1 FEES OR REDEMPTIONS FEES

                               INVESTMENT ADVISOR
                   Meridian Investment Management Corporation.
                       12835 East Arapahoe Road, Tower II
                            Englewood, Colorado 80112

                                   DISTRIBUTOR
                             Meridian Clearing Corp.
                       12835 East Arapahoe Road, Tower II
                            Englewood, Colorado 80112

                          CUSTODIAN AND TRANSFER AGENT
                           Firstar Trust Company, Inc
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                  ADMINISTRATOR
                       AmeriPrime Financial Services, Inc.
                         1793 Kingswood Drive, Suite 200
                             Southlake, Texas 76092

                                     AUDITOR
                              Price Waterhouse, LLP
                             9500 Seventeenth Street
                             Denver, Colorado 80202

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS BEING AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND TO SELL ITS SHARES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

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                                                          ICON Funds Prospectus
                                                                        Page 25
================================================================================

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

================================================================================

                                   ICON FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                            ICON Basic Materials Fund
                             ICON Capital Goods Fund
                          ICON Consumer Cyclicals Fund
                           ICON Consumer Staples Fund
                                ICON Energy Fund
                          ICON Financial Services Fund
                              ICON Healthcare Fund
                                ICON Leisure Fund
                              ICON Technology Fund
                     ICON Telecommunication & Utilities Fund
                            ICON Transportation Fund
                           ICON North Asia Region Fund
                           ICON South Asia Region Fund
                          ICON North Europe Region Fund
                          ICON South Europe Region Fund
                          ICON Western Hemisphere Fund
                        ICON Short-Term Fixed Income Fund

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the appropriate Fund prospectus dated .............,
(the "prospectus"), which may be obtained by writing the Transfer Agent at Mutual Funds Services, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling
1-800-..........

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST.......................................................3

INVESTMENT RESTRICTIONS........................................................4

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........5

RISKS OF FOREIGN INVESTING....................................................10

PORTFOLIO TRANSACTIONS........................................................12

PORTFOLIO TURNOVER............................................................12

THE INVESTMENT ADVISOR........................................................13

TRUSTEES AND OFFICERS.........................................................14

DETERMINATION OF SHARE PRICE..................................................15

CALCULATION OF PERFORMANCE DATA...............................................15

TAX STATUS....................................................................16

ADMINISTRATIVE SERVICES.......................................................18

CUSTODIAN.....................................................................18

TRANSFER AGENT................................................................19

INDEPENDENT ACCOUNTANTS AND COUNSEL...........................................19

DISTRIBUTOR...................................................................19

FINANCIAL STATEMENTS..........................................................19

                            DESCRIPTION OF THE TRUST

         ICON Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. There are numerous series within the Trust, each of which represents a separate non-diversified portfolio of securities (collectively referred to herein as the "Portfolios" or "Funds" and individually as a "Portfolio" or "Fund").

         The assets received by the Trust from the issue or sale of shares of each of the Funds, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

         Each share of each of the Funds represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

         The Trustees have exclusive power, without the requirement of shareholder approval, to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any portfolio into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine, and may establish and designate the specific classes of shares of each portfolio. Before establishing a new class of shares in an existing portfolio, the Trustees must determine that the establishment and designation of separate classes would not adversely affect the rights of the holders of the initial or previously established and designated class or classes.

         As described under "The Trust" in the prospectus, under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required.  In  addition,  after  the  Trustees  were  initially  elected  by the shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

         On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual Fund, a separate vote of that Fund would be required. Shareholders of any Fund are not entitled to vote on any matter which does not affect their Fund but which requires a separate vote of another Fund.

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

         Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

         Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                             INVESTMENT RESTRICTIONS

         A Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or
(ii) more than 50% of the Fund's outstanding shares.

         A Fund may not

          (1)  Issue senior securities.

          (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

          (3)  Underwrite the securities of other issuers.

          (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

          (5) Engage in the purchase or sale of commodities or commodity contracts, except that the Funds may invest in financial and currency futures contracts and related options for bona fide hedging purposes and to provide exposure while attempting to reduce transaction costs..

          (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets.

          (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity utilizing financial futures and related options.

          (8) Make short sales in situations where the security is not owned by a Fund.

          (9)  Acquire more than 10% of the voting securities of any one issuer.

          (10) With respect to 50% of a Fund, invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote:

         A Fund may not

          (11) Invest in companies for the purpose of exercising control or management.

          (12) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

          (13) Invest more than 15% of its total net assets in illiquid securities.

          (14) Invest in oil, gas or other mineral leases.

          (15) In connection with bona fide hedging activities, invest more than 5% their assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.


     ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques it may use, as described in the Prospectus.

         FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Fund in an amount equal to the commitments of the Funds to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Fund will direct its Custodian to place the securities in a separate account. A Fund will direct its Custodian to segregate such assets for when, as and if issued commitments only when it determines that issuance of the security is probable. When a separate account is maintained, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

         Commitments to purchase securities on a when, as and if issued basis will not be recognized in the portfolio of a Fund until the Advisor determines that issuance of the security is probable. At such time, a Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily.

         Securities purchased on a forward commitment basis and subject to reverse repurchase agreements are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; I.E., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, a Fund remains substantially fully invested at the same time that it has purchased on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

         LEVERAGING. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

         PUT AND CALL OPTIONS.  The Funds may purchase put and call options.

         PURCHASING OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire

                                      - 5

premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. A Fund also may terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's "strike" price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

         WRITING OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the "strike" price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the "strike" price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.

         If the underlying prices rise, a put writer would generally expect to profit. Although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, the writer also may profit, because it should be able to close out the option at a lower price. If the underlying prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if the underlying prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

         COMBINED   POSITIONS.   A  Fund  may  purchase  and  write  options  in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one "strike" price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

         Options and futures prices also can diverge from the prices of their underlying instruments or precious metals, even if the underlying instruments or precious metals match the Fund's investment well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or precious metal, and the time remaining until expiration of the contract, which may not affect the security or the precious metal prices the same way. Imperfect correlation also may result from: differing levels of demand in the options and futures markets and the securities or precious metal markets, structural differences in how options and futures and securities or precious metal are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities or precious metal it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities or precious metals, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their "strike" prices are not close to the underlying instrument or precious metal's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions also could be impaired. In addition, one of the requirements for qualification as a regulated investment company for tax purposes in that less than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and "strike" price, the terms of over-the-counter options I.E., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

         FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. A Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

         All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

         A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

         The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

         A Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

         A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which a Fund has (or expects to have) portfolio exposure.

         A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

         A Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

         On the settlement date of the currency transaction, a Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

         The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to buy the underlying currency at the loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

         The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument which is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

         SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, a Fund will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

         The restricted cash or liquid securities will either be identified as being restricted in a Fund's accounting records or physically segregated in a separate account at Firstar Trust Company, the Fund's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a Fund.

         Fund assets need not be segregated if a Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. A Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

         A Fund could cover a call option which it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options, and restricted securities. However, with respect to OTC options which the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

         RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, a Fund holding restricted securities may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

                           RISKS OF FOREIGN INVESTING

         POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         RELIGIOUS, POLITICAL, AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

         FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

         NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities, and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Foreign Region Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

         CURRENCY FLUCTUATIONS. Because each international equity Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of a Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

         The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

         Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

         ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Advisor will consider such difficulties when determining the allocation of each Fund's assets, although the Advisor does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

         The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments, and (iii) obtaining and enforcing judgments against such custodians.

         WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured.

         SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

         Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.


                             PORTFOLIO TRANSACTIONS

         The Advisory Agreement between the Trust and the Advisor requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided to the Trust and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. Under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by each Fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Trust places portfolio transactions the Advisor may be relieved of expenses which it might otherwise bear.

         The Trust may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

         Brokerage fees paid by the Funds for the most recent fiscal years will,
in  future  periods,   be  included  in  the  Trust's  Statement  of  Additional
Information.

         In seeking its primary investment objective of capital appreciation, a Fund may expect that it generally will hold investments for at least six months. However, if the Advisor concludes that economic, market or industry conditions warrant major adjustments in any Fund's investment positions or if unusual market conditions or developments dictate the taking of a temporary defensive position in short-term money market instruments, changes may be made without regard to the length of time an investment has been held, or whether a sale results in profit or loss, or a purchase results in the reacquisition of an investment which may have only recently been sold by the Fund.

                               PORTFOLIO TURNOVER

         The Advisor buys and sells securities for the Funds to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity. A change in the securities held by a Fund is known as "portfolio turnover."

It is anticipated that portfolio turnover for each fund will be equal to or less than 100%. However, the Funds are to be used by investment advisers allocating client assets between various sectors or countries. If said advisers move client assets in and out of a Fund, that Fund's portfolio turnover rate could be significantly greater.


                             THE INVESTMENT ADVISOR

         The Trust retains Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112 (the "Advisor") to manage each Fund's investments. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Michael J. Hart and Dr. Craig T. Callahan each own 50% of MM&R, and may be deemed to control the Advisor due to his ownership of its shares and their positions as officer and directors of the Advisor. The Advisor is providing the minimum regulatory capital to the Trust and will be its controlling shareholder until the number of shares sold to others exceeds the number issued to the Advisor, which is anticipated shortly after effective registration.

          Under the terms of the Advisory Agreement, the Advisor manages the Funds' investments subject to approval of the Board of Trustees. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% for the ICON U.S. Equity Funds of the average daily net assets; 1.00% for the Icon Foreign Equity Funds; 0.65% for the ICON Fixed Income Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. The Fund is responsible for the payment of all expenses incurred in connection with the organization and initial registration of shares of a Fund.

         The Advisor retains the right to use the name "ICON" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "ICON" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of a Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

         The Board of Trustees (including a majority of the "disinterested Trustees") and shareholder approval was recently given for the Advisory Agreement through to and including October 1998. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each Fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

                              TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.


NAME, AGE AND ADDRESS     POSITION     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
------------------------  ------------ -----------------------------------------

MICHAEL J. HART *         President    President   of  Meridian   Management   &
Age: 49                   and Trustee  Research Corporation ("MM&R"),  President
64 Glenmoor Drive                      of the Advisor, a wholly-owned subsidiary
Englewood, CO  80110                   of  MM&R,   and   President  of  Meridian
                                       Clearing   Corp.("MCC")   a  wholly-owned
                                       subsidiary of the Advisor.

CRAIG T. CALLAHAN *       Trustee      Secretary  and  Treasurer of MM&R,  Chief
Age:  45                               Investment  Officer of the  Advisor,  and
52 Glenmoor Way                        Vice President of MCC.
Englewood, CO  80110

R. MICHAEL SENTEL         Trustee      Attorney for U.S. Department of Education
Age:  48                               since  October  1996;  owner of  Sentel &
15663 Wedge Way                        Company,  P.C.  1994 to present;  Counsel
Morrison, CO  80465                    (Section Chief) of Professional Liability
                                       Section of FDIC's Litigation Division from 1991 to 1994.

JAMES W. HIRE             Trustee      Principal  of  Hire  &  Associates  since
Age:  48                               1988.
1383 Solitude Lane
Evergreen, CO  80439

KENNETH D. TRUMPFHELLER   Vice         President   of    AmeriPrime    Financial
Age:  38                  President    Services,    Inc.,   the   Administrator,
1793 Kingswood Drive      and          President   of    AmeriPrime    Financial
Suite 200                 Secretary    Securities, Inc., and President & Trustee
Southlake, Texas  76092                of  AmeriPrime  Funds since 1995;  Senior
                                       Client   Executive   of   SEI   Financial
                                       Services from 1984 to 1994.

KELLI D. SHOMAKER, CPA    Treasurer    Manager  of   Compliance   of  AmeriPrime
Age:  34                  and Chief    Financial  Services,  Inc., and Secretary
1793 Kingswood Drive      Accounting   and Treasurer of  AmeriPrime  Funds since
Suite 200                 Officer      1995;  Vice President,  Chief  Accounting
Southlake, Texas  76092                Officer,   Treasurer  and  Controller  of
                                       United Services Advisers, Inc. and United
                                       Services  Insurance  Funds  from  1994 to
                                       1995;  Vice President,  Chief  Accounting
                                       Officer,  Treasurer,  and  Controller  of
                                       Accolade Funds and  Pauze/Swanson  United
                                       Services   Funds   from   1993  to  1995;
                                       Controller  from  1987 to 1995  and  Vice
                                       President,  Chief Accounting  Officer and
                                       Treasurer  from  1990 to  1995 of  United
                                       Services  Funds;   Director  of  Security
                                       Trust &  Financial  Company  from 1993 to
                                       1995.

ERIK L. JONSON, CPA      Vice          Chief Financial Officer of MM&R, owner of
Age:  47                 President     Erik L. Jonson, CPA from 1986 to 1996.
9465 W. Geddes Pl.       and Chief
Littleton, CO  80112     Financial
                         Officer

         The compensation to be paid to the Trustees of the Trust is set forth in the following table:

                                      PENSION OR
                                      RETIREMENT   ESTIMATED       TOTAL
                                      ACCRUED AS   ANNUAL       COMPENSATION
                       AGGREGATE      PART OF      BENEFITS    FROM TRUST (THE
                      COMPENSATION    FUND         UPON        TRUST IS NOT IN A
    NAME              FROM TRUST(1)   EXPENSES     RETIREMENT  FUND COMPLEX) (1)
Michael J. Hart            0             0             0               0
Craig T. Callahan          0             0             0               0
R. Michael Sentel        $8,000          0             0            $8,000
James W. Hire            $8,000          0             0            $8,000
                     =============    ==========   ==========  ================
                        $16,000          0             0            $16,000


--------------------------
(1) Trustee fees are Trust expenses and each fund of the Trust pays a portion of the Trustee fees. The compensation is estimated for the first full year of the Trust ending September 30, 1997.


                          DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of a Fund is determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the net asset value. The Funds are open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.


              CALCULATION OF PERFORMANCE DATAINVESTMENT PERFORMANCE

TOTAL RETURN

          A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                           P(1+T)n=ERV

                  Where:   P    =  a hypothetical $1,000 initial investment
                           T    =  average annual total return
                           n    =  number of years
                           ERV  =  ending  redeemable  value  at the  end of the
                                   applicable period of the hypothetical  $1,000
                                   investment made at the beginning of the applicable period.

         The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

          A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

YIELD

         A Fund may also advertise performance in terms of a 30 day yield quotation. The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                               6
                          YIELD = 2[(A - B + 1)  - 1]
                                     -----
                                      CD

   Where:   A =  dividends and interest earned during the period
            B =  expenses accrued for the period (net of reimbursement)
            C = the average daily number of shares outstanding during the period that were entitled to receive dividends
            D = the maximum offering price per share on the last day of the period

NONSTANDARDIZED TOTAL RETURN

         A Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no analyzation is made.


                                   TAX STATUS

TAXATION OF THE FUNDS -- IN GENERAL

         As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

         To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"), and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

         The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUNDS' INVESTMENTS

         For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Fund, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

         Debt securities may be purchased by a Fund at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest income for purposes of the 90% test to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.

         A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount unless the Fund makes the election to include market discount currently. Because a Fund must take into account the original issue discount for purposes of satisfying various requirements for qualifying as a regulated investment company under Subchapter M of the Code, it will be more difficult for the Fund to make the distributions to maintain such status and to avoid the 4% excise tax described above. To the extent that a Fund holds zero-coupon or deferred interest bonds in its portfolio or bonds paying interest in the form of additional debt obligations, the Fund would recognize income currently even though the Fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

         A Fund may purchase debt securities at a premium (I.E., at a purchase price in excess of face amount). The premium may be amortized if the Fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method. All shareholders will be notified annually regarding the tax status of distributions received from a Fund.

TAXATION OF THE SHAREHOLDER

         Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. To the extent that a Fund's net investment income does not arise from dividends on domestic common or preferred stock, the Funds' distributions will not qualify for the 70% corporate dividends-received deduction.

         Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

         A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

FOREIGN INCOME TAXES

         Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

OTHER TAX CONSIDERATIONS

         Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by a Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

                             ADMINISTRATIVE SERVICES

         AmeriPrime Financial Services, Inc. ("Administrator") provides day-to-day administrative services to the Trust. It provided the initial moneys for organization of the Trust, acted as initial sole shareholder, and its principal was the initial Trustee. As described in the Funds' Prospectus, the Administrator will provide the Trust with office space, facilities and simple business equipment, and will generally administer the Trust's business affairs and provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates.

                                    CUSTODIAN

         Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

                                 TRANSFER AGENT

         Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions.


                       INDEPENDENT ACCOUNTANTS AND COUNSEL

         Price  Waterhouse  LLP, 950  Seventeenth  Street,  Suite 2500,  Denver,
Colorado 80202, has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 1997. Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232, is legal counsel to the Trust.


                                   DISTRIBUTOR

         Meridian Clearing Corp. 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered on a continuous basis.


                              FINANCIAL STATEMENTS

         Audited initial seed capital financial capital financial statements will be added to this Statement of Additional Information by Pre-Effective Amendment to the Registration Statement.

================================================================================

                                     PART C
                                OTHER INFORMATION

================================================================================

                                ICON SECTOR FUNDS

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

     No financial highlights are in Part A until subsequent filing.

          Audited financial statements with respect to seed capital to be filed immediately before effective registration. Such statements will be included in Part B of the Registration Statement.

(b)  EXHIBITS

     (1) (a) Master Trust Agreement dated September 19, 1996, is filed herewith.

          (b) Amendment No. 1 to Master Trust Agreement dated October 24, 1996 is filed herewith.

     (2)  By-Laws dated October 9, 1996 is filed herewith.

     (3)  Not Applicable

     (4)  Not Applicable

     (5)  Advisory   Agreement  between   Registrant  and  Meridian   Investment
          Management Corporation dated October 9, 1996 is filed herewith.

     (6)  Distribution   Agreement   among   Registrant,   Meridian   Investment
          Management Corporation, and Meridian Clearing Corp. dated October 9, 1996 is filed herewith.

     (7)  Not Applicable.

     (8) (a) Custodian Agreement between Registrant and Firstar Trust Company is filed herewith.

          (b) Form of Global Custody Agreement between Firstar Trust Company and Chase Manhattan Bank is filed herewith.

     (9)  (a)  Administrative   Services   Agreement   between   Registrant  and
               AmeriPrime Financial Services, Inc. dated October 9, 1996 is filed herewith.

          (b) Transfer Agent Agreement between Registrant and Firstar Trust Company dated October 9, 1996 is filed herewith.

          (c)  Fund  Accounting   Servicing  Agreement  between  Registrant  and
               Firstar Trust Company dated October 9, 1996 is filed herewith.

     (10) Opinion and Consent of Lynch, Brewer, Hoffman & Sands, LLP, Attorneys at Law, is filed herewith.

     (11) Consent of independent public accountants - to be supplied with opinion on seed capital by pre-effective amendment.

     (12) Not Applicable

     (13) Copy of Letter of Initial Stockholders - to be supplied with pre-effective amendment

     (14) Not Applicable

     (15) None

     (16) Schedule for Computation of Each Performance Quotation provided in response to Item 22 found in Part B under the heading Calculation of Performance Data.

     (17) Financial Data Schedule - None

     (18) Not Applicable

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Administrative Services" and "The Investment Advisor."

ITEM 26. NUMBER OF HOLDERS OF SECURITIES (AS OF OCTOBER 25, 1996)

              TITLE OF SERIES                           NUMBER OF RECORD HOLDERS

         ICON Basic Materials Fund                               0
         ICON Capital Goods Fund                                 0
         ICON Consumer Cyclicals Fund                            0
         ICON Consumer Staples Fund                              0
         ICON Energy Fund                                        0
         ICON Financial Services Fund                            0
         ICON Healthcare Fund                                    0
         ICON Leisure Fund                                       0

         ICON Technology Fund                                    0

         ICON Telecommunication & Utilities Fund                 0
         ICON Transportation Fund                                0
         ICON Short-Term Fixed Income Fund                       1
         ICON North Asia Fund                                    0
         ICON South Asia Fund                                    0
         ICON North Europe Fund                                  0
         ICON South Europe Fund                                  0
         ICON Western Hemisphere Fund                            0

ITEM 27. INDEMNIFICATION

     Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub- Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct,
     (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Registrant's investment adviser and administrator is incorportated by reference to the Prospectus and Statement of Additional Information
     contained in Part A and Part B of this Registration Statement at the sections entiled "Management of the Fund" in the Prospectus, and "Investment Advisory Services" and "Administrative Services" Information pertaining to business and other connections in the Statement of Additional Information.

ITEM 29. PRINCIPAL UNDERWRITERS

     Meridian Clearing Corp. is the Registrant's principal underwriter.  Michael
     J. Hart and Dr. Craig T. Callahan, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112, each own 50% of Meridian Management & Research Corporation ("MM&R") which owns the Advisor which, in turn, owns, Meridian Clearing Corp. Mr. Hart and Dr. Callahan are each a Trustee of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, transfer and shareholder service agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202

ITEM 31. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

     None.

ITEM 32. UNDERTAKINGS

     (a)  Not Applicable.

     (b) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration.

     (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (d) Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

--------------------------------------------------------------------------------

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Englewood, State of Colorado, on the 9th day of October, 1996.


                                    ICON Funds


                                    By: /s/ Michael J. Hart
                                        -----------------------
                                        President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




/s/Michael J. Hart
--------------------------
Michael J. Hart                President and              Oct. 9, 1996
                               Trustee

/s/Craig T. Callahan
--------------------------
Craig T. Callahan              Trustee                    Oct. 9, 1996


/s/R. Michael Sentel
--------------------------
R. Michael Sentel              Trustee                    Oct. 9, 1996


/s/James W. Hire
--------------------------
James W. Hire                  Trustee                    Oct. 9, 1996


/s/Kenneth D. Trumpfheller
--------------------------
Kenneth D. Trumpfheller        Vice President             Oct. 9, 1996
                               and Secretary

/s/Kelli D. Shomaker
--------------------------
Kelli D. Shomaker              Treasurer and              Oct. 9, 1996
                               Chief Accounting
                               Officer
/s/ Erik L. Johnson
-----------------------
Erik L. Jonson                 Vice President             Oct. 9, 1996
                               and Chief
                               Financial Officer

--------------------------------------------------------------------------------
                                POWER OF ATTORNEY

         We the undersigned officers and Trustees of ICON Funds (the "Trust"), do hereby severally constitute and appoint Erik L. Jonson, Charles W. Lutter, Jr. and Kenneth D. Trumpfheller, and each of them acting singularly, as our true and lawful attorneys, with full powers to them and each of them to sign for us, in our names in the capacities indicated below, any amendment to the Registration Statement of the Trust on Form N-1A to be filed with the Securities and Exchange Commission and to take such further action in respect thereto as they, in their sole discretion, deem necessary to enable the Trust to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 and all requirements and regulations of the Securities and Exchange Commission, hereby ratifying and confirming our signatures as they may be signed by our said attorneys to any and all documents related to said amendment to the Registration Statement.

         IN WITNESS WHEREOF, we have hereunto set out hands on the dates indicated below.

         SIGNATURE                      TITLE               DATE

/s/ Michael J. Hart
---------------------------     PRESIDENT AND TRUSTEE        OCTOBER 9, 1996
MICHAEL J. HART

/s/ Craig T. Callahan
---------------------------     EXECUTIVE VICE PRESIDENT     OCTOBER 9, 1996
CRAIG T. CALLAHAN               AND TRUSTEE

/s/ R. Michael Sentel
---------------------------     TRUSTEE                      OCTOBER 9, 1996
R. MICHAEL SENTEL

/s/ James W. Hire
---------------------------     TRUSTEE                      OCTOBER 9, 1996
JAMES W. HIRE

/s/ Erik L. Jonson
---------------------------     VICE PRESIDENT AND           OCTOBER 9, 1996
ERIK L. JONSON                  CHIEF FINANCIAL OFFICER

/s/ Kenneth D. Trumpfheller
---------------------------     VICE PRESIDENT AND           OCTOBER 9, 1996
KENNETH D. TRUMPFHELLER         SECRETARY

/s/ Kelli D. Shomaker
---------------------------     TREASURER AND                OCTOBER 9, 1996
KELLI D. SHOMAKER               CHIEF ACCOUNTING OFFICER